Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	€ 13,340,310
Liabilities at end of period	19,625,983	€ 13,340,310
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	172,278	205,792
Increase	7,748	19,051
Decrease	(34,573)	(15,734)
(Gain) loss recognized in profit or loss	(34,980)	(36,327)
Foreign currency translation and other changes	(1,507)	(504)
Liabilities at end of period	108,966	172,278
Noncontrolling interests subject to put provisions | Fair Value | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	818,871	830,773
Increase	45,257	53,731
Decrease	(18,421)	(50,706)
(Gain) loss recognized in profit or loss	109,249	142,279
(Gain) loss recognized in equity	(23,365)	(50,612)
Dividends	(106,043)	(139,742)
Foreign currency translation and other changes	33,319	33,148
Liabilities at end of period	€ 858,867	€ 818,871